Significant Accounting policies, Adoption of New and Revised International Financial Reporting Standards, Impact of IFRS 15 on Consolidated Financial Position (Details) - USD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Non-current assets [Abstract]
Contract-related costs	$ 31.5	$ 0.0
Current assets [Abstract]
Trade and other receivables	1,032.9	1,272.0
Contract-related costs	19.3	0.0
Current liabilities [Abstract]
Trade and other payables	(611.0)	(676.9)
Contract liabilities	(1,045.9)	(1,134.7)
Non-current liabilities [Abstract]
Contract liabilities	(149.9)	(178.1)
Deferred tax liabilities	(987.1)	$ (1,170.5)
Previously Stated [Member]
Non-current assets [Abstract]
Contract-related costs	0.0
Current assets [Abstract]
Trade and other receivables	1,032.0
Contract-related costs	0.0
Current liabilities [Abstract]
Trade and other payables	(611.0)
Contract liabilities	(1,045.9)
Non-current liabilities [Abstract]
Contract liabilities	(149.9)
Deferred tax liabilities	(978.1)
Adjustments [Member] | IFRS 15 [Member]
Non-current assets [Abstract]
Contract-related costs	(31.5)
Current assets [Abstract]
Trade and other receivables	(0.9)
Contract-related costs	(19.3)
Current liabilities [Abstract]
Trade and other payables	0.0
Contract liabilities	0.0
Non-current liabilities [Abstract]
Contract liabilities	0.0
Deferred tax liabilities	$ 9.0